Stockholders Deficit	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Stockholders Deficit

NOTE 4 - STOCKHOLDERS' EQUITY (DEFICIT)

Common Stock

The Company is authorized to issue 75,000,000 shares of its $0.001 par value common stock.

On February 14, 2012, the Company issued 10,753 shares of common stock to Asher Enterprises for the conversion of $10,000 in principal of outstanding convertible notes payable. See Note 6 for further details of these conversions.

On February 23, 2012, the Company issued 834 shares of common stock to Iconosys to satisfy $35,825 of stock payable as part of the license agreement entered into on May 16, 2011. See Note 11.

On March 13, 2012, the Company issued 10,186 shares of common stock to Asher Enterprises for the conversion of $5,500 in principal of outstanding convertible notes payable. See Note 6 for further details of these conversions.

On April 17, 2012, the Company issued 11,217 shares of common stock to Asher Enterprises for the conversion of $1,300 in principal of outstanding convertible notes payable and $831 in accreted discount. See Note 6 for further details of these conversions.

During the second quarter, Asher Enterprises took actions that were not beneficial to the Company or its Shareholders. On April 26, 2012, the Company issued a total of 2,700,000 shares of common stock to two related-party investors in exchange for them paying off $73,500 in our convertible notes to Asher Enterprises and forgiving $21,121 in other advances the shareholders had made to the Company, a total liability of $94,621. Though these shares are unregistered and restricted, the SEC requires that they be valued as though they were not. Accordingly, these shares were valued at the fair value of $1 per share and we recognized a non-cash loss on settlement of debt associated with this stock issuance of $2,514,865 million. See note 7.

On April 9, 2012, the Company issued 5,000 shares of its $0.001 par value common stock for service rendered by a consultant. On June 28, 2012, the Company issued 150,000 shares of its $0.001 par value common stock for service rendered by a consultant. On June 28,, 2012, the Company issued 25,000 shares of its $0.001 par value common stock for service rendered by a consultant.

On July 1 and September 7, 2012, the Company issued a total of 250,000 shares for the exercise of 250,000 cashless stock options issued to consultants in the previous quarter.

Stock Options

On March 14, 2011, as part of the Strategic Alliance and Licensing agreement mentioned above, the Company entered into a consulting agreement with SSL5, providing stock options and a seat on the Monster Offers board of directors to develop ongoing product strategy and development services. In accordance with the terms of the agreement, the consulting company is entitled to purchase a total of 6,667 unregistered restricted shares of the Company over the term of the agreement of two years. Upon the completion of each 6-month period, a total of 1,667 shares will become vested and available for purchase by the Consultant. The price of these shares will be at $0.30 per share. In the event that the Company is sold or merged with another company, all remaining unvested shares will become fully vested immediately prior to any such transaction.

As of September 13, 2011, 1,667 shares fully vested in accordance with the agreement and were revalued at $12,192 using the Black-Scholes option pricing model based upon the following assumptions: term of 1.5 years, risk free interest rate of 0.21%, a dividend yield of 0% and a volatility rate of 183%.

As of March 13, 2012, 1,667 shares fully vested in accordance with the agreement and were revalued at $2,241 using the Black-Scholes option pricing model based upon the following assumptions: term of 1 year, risk free interest rate of 0.20%, a dividend yield of 0% and a volatility rate of 220%.

As of September 13, 2012, 1,667 shares fully vested in accordance with the agreement and were revalued at $1,424 using the Black-Scholes option pricing model based upon the following assumptions: term of .5 years, risk free interest rate of 0.13%, a dividend yield of 0% and a volatility rate of 299%.

A pro-rated portion of the unvested stock options for the service period from September 14 to September 30, 2012, totaling 139 shares, have been valued at $117 using the Black-Scholes option pricing model based upon the following assumptions: term of .45 years, risk free interest rate of 0.14%, a dividend yield of 0% and a volatility rate of 297%.

During nine month period ended September 30, 2012, we also issued the following shares to consultants, in exchange for their services:

Shares                  Value/Share      Value attributed to Consulting Services

5,000                     $1.95                     $9,750

25,000                   $1.00                     $25,000

All shares are valued at the quoted value of our stock on the day of issue, based on our determination that the fair value of our stock is more reliably measurable than the value of the services we received.

In addition, on April 17, 2012, we issued 11,217 shares of its $0.001 par value common stock in accordance with an existing conversion feature in certain notes payable.

Finally, we issued 150,000 options to a consultant that were immediately exercised (cashless), recording a $135,090 charge to expense.

At September 30, 2012, we had 3,384,361 common shares outstanding.